Net Fee And Commission Income(Table)	12 Months Ended
Dec. 31, 2018
Fee And Commission Income Expense Abstract [Abstract]
Schedule Of Details Of Fee And Commission Income And Expense Table Text Block [Text Block]

Details of fee and commission income, and fee and commission expense for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	176,968	￦	188,405	￦	208,443
Lending activity fees		79,287		74,858		74,340
Credit & Debit card related fees and commissions[1]		1,628,033		1,847,743		1,360,515
Agent activity fees		172,220		152,028		149,585
Trust and other fiduciary fees		219,215		353,903		363,767
Fund management related fees		119,745		132,889		132,657
Guarantee fees		40,710		49,546		44,104
Foreign currency related fees		99,022		106,038		124,201
Commissions from transfer agent services		166,371		195,556		167,071
Other business account commission on consignment		33,707		33,793		36,947
Commissions received on securities business		154,966		450,199		518,309
Lease fees		75,737		144,221		246,537
Others		184,896		259,071		291,244

Sub-total		3,150,877		3,988,250		3,717,720

Fee and commission expense
Trading activity related fees[2]		15,555		29,547		31,889
Lending activity fees		15,010		23,253		25,734
Credit card related fees and commissions		1,209,553		1,482,221		907,831
Outsourcing related fees		91,700		127,542		164,594
Foreign currency related fees		17,205		27,394		43,053
Other		216,962		248,269		301,243

Sub-total		1,565,985		1,938,226		1,474,344

Net fee and commission income	￦	1,584,892	￦	2,050,024	￦	2,243,376

[1]

In accordance with IFRS 15, the amount of ￦743,238 related to the services provided to the members is deducted from the income and expenses related to credit and debit card for the year ended December 31, 2018.

[2]	The fees from financial instruments at fair value through profit or loss.